Subsequent events (Details) $ in Millions			6 Months Ended	12 Months Ended
	Aug. 06, 2019 USD ($)	Jul. 22, 2019 USD ($) a	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 05, 2019 USD ($)	Jul. 19, 2019 USD ($)
Subsequent events
Repayment of credit facility			$ 210.0	$ 27.0
Amount outstanding			$ 435.0	$ 210.0
Subsequent repayment under credit facility
Subsequent events
Repayment of credit facility	$ 50.0
Amount outstanding	$ 225.0				$ 275.0
Marcellus Shale Royalties Pennsylvania
Subsequent events
Purchase price		$ 300.0
Percentage of gross production less deduction		1.00%
Net acres of production | a		350,000
Royalty generated		$ 9.0
Subsequent authorization for issuance of shares from treasury to public
Subsequent events
Maximum value of shares that can be issued from treasury to the public						$ 200.0